Unit-Based Payments (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Recognized Expenses

	2011	2010	2009
Restricted units	$—	$1,172	$2,453
Phantom units	3,025	6,155	1,769
Director deferred and common units	820	1,221	1,016

	$3,845	$8,548	$5,238

Summary Of Deferred Common Unit Activity

	Number of Deferred Common Units	Weighted Average Grant-Date Fair Value
Balance at January 1, 2009	63,569	$23.98
Granted and vested	35,819	$15.62

Balance at December 31, 2009	99,388	$20.97
Granted and vested	27,194	$24.00

Balance at December 31, 2010	126,582	$21.62
Granted and vested	113,400	$26.99
Converted to common units	(2,839)	$18.16

Balance at December 31, 2011	237,143	$24.23

Schedule Of Expected Life Of Phantom Units

2011
Expected volatility	54.53%
Expected life	2.6 years
Risk-free interest rate	0.83%

Summary Of Nonvested Time-Based Phantom Units

	Nonvested Phantom Units	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2011	97,733	$23.91
Granted	260,892	$29.14
Vested	(35,296)	$24.22
Forfeited	(1,609)	$27.94

Nonvested at December 31, 2011	321,720	$28.10